Summary of Significant Accounting Policies (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Beginning	$ 198,000	$ 1,727,694	$ 0
New convertible note issued	0	0	1,999,990
Change in fair value of convertible note	150,000	504,006	165,704
Forbearance and other fee	0	610,227	0
Gain on debt extinguishment	0	(298,213)	0
Conversion of convertible notes	(348,000)	(2,060,000)	(438,000)
Cash repaid	0	(285,714)	0
Ending balance	$ 0	$ 198,000	$ 1,727,694